Prepaid Expenses	12 Months Ended
Jun. 30, 2023
Prepaid Expenses
Prepaid Expenses

Note 11 - Prepaid Expenses

	June 30, 2023	June 30, 2022
	$’000	$’000
Prepaid expenses	3,745	4,873

Prepaid expenses reflect the monies paid for operating expenses to be expensed over the committed term. The $3.7 million at June 30, 2023 is primarily related to the prepaid premium for director and officer liability insurance.